UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Multimarket Income Trust

QUARTERLY REPORT

January 31, 2012

PORTFOLIO OF INVESTMENTS

1/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 113.2%
Aerospace - 1.0%
BE Aerospace, Inc., 8.5%, 2018		$1,135,000	$1,251,293
Bombardier, Inc., 7.5%, 2018 (n)		1,285,000	1,439,200
Bombardier, Inc., 7.75%, 2020 (n)		485,000	550,475
CPI International, Inc., 8%, 2018		985,000	847,100
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		1,070,000	283,550
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	329,000	292,637
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)		$990,000	1,034,550

			$5,698,805
Airlines - 0.1%
Continental Airlines, Inc., 7.25%, 2021		$180,737	$197,908
Tam Capital 3, Inc., 8.375%, 2021 (n)		547,000	566,145

			$764,053
Apparel Manufacturers - 0.5%
Hanesbrands, Inc., 8%, 2016		$420,000	$463,050
Hanesbrands, Inc., 6.375%, 2020		505,000	526,463
Jones Group, Inc., 6.875%, 2019		340,000	305,150
Phillips-Van Heusen Corp., 7.375%, 2020		1,185,000	1,309,425

			$2,604,088
Asset-Backed & Securitized - 4.7%
ARCap REIT, Inc., CDO, “H”, FRN, 6.039%, 2045 (a)(d)(z)		$161,271	$16
Banc of America Commercial Mortgage, Inc., FRN, 5.914%, 2051		2,000,000	2,264,112
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041		620,904	614,525
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.87%, 2040 (z)		2,760,807	1,556,584
Citigroup Commercial Mortgage Trust, FRN, 5.885%, 2049		390,311	109,287
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049		1,160,000	1,040,525
Crest Ltd., CDO, 7%, 2040 (a)(p)		2,258,244	112,912
Falcon Franchise Loan LLC, FRN, 5.147%, 2025 (i)(z)		2,591,938	329,435
First Union National Bank Commercial Mortgage Trust, FRN, 1.787%, 2043 (i)(z)		932,093	501
First Union-Lehman Brothers Bank of America, FRN, 0.597%, 2035 (i)		14,645,482	213,868
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)		29,263	29,244
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		1,910,348	1,824,382
GMAC LLC, FRN, 6.02%, 2033 (z)		1,078,475	1,108,497
GMAC LLC, FRN, 7.968%, 2034 (d)(n)(q)		1,853,000	1,519,060
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045		1,590,000	1,776,423
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.256%, 2051		270,000	107,310
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043		1,590,000	1,774,989
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.064%, 2045		1,590,000	1,809,757
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.004%, 2049		2,000,000	2,182,424
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.07%, 2030 (i)		3,426,924	52,298
Morgan Stanley Capital I, Inc., FRN, 1.381%, 2039 (i)(z)		7,628,285	190,707
Multi Security Asset Trust, “A3”, 5%, 2035 (z)		1,842,645	1,831,129
Prudential Securities Secured Financing Corp., FRN, 7.316%, 2013 (z)		2,581,000	2,388,548
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.096%, 2051		2,000,000	2,186,862
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042		1,375,626	1,522,983
Wachovia Bank Commercial Mortgage Trust, FRN, 5.873%, 2047		1,496,845	287,273
Wachovia Bank Commercial Mortgage Trust, FRN, 5.933%, 2047		229,557	36,316

			$26,869,967

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - 2.6%
Accuride Corp., 9.5%, 2018	$1,200,000	$1,236,000
Allison Transmission, Inc., 7.125%, 2019 (n)	815,000	820,094
Automotores Gildemeister S.A., 8.25%, 2021 (n)	474,000	485,850
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021 (n)	715,000	682,825
Ford Motor Co., 7.45%, 2031	1,190,000	1,466,675
Ford Motor Credit Co. LLC, 8%, 2014	620,000	681,942
Ford Motor Credit Co. LLC, 12%, 2015	4,845,000	6,044,138
General Motors Financial Co., Inc., 6.75%, 2018 (n)	815,000	847,600
Hyundai Capital America, 4%, 2017 (z)	256,000	259,549
Jaguar Land Rover PLC, 7.75%, 2018 (n)	200,000	198,500
Jaguar Land Rover PLC, 8.125%, 2021 (n)	960,000	940,800
Lear Corp., 8.125%, 2020	605,000	675,331
RCI Banque S.A., 4.6%, 2016 (n)	266,000	253,956

		$14,593,260
Basic Industry - 0.2%
Trimas Corp., 9.75%, 2017	$1,045,000	$1,144,275

Broadcasting - 3.1%
Allbritton Communications Co., 8%, 2018	$790,000	$815,675
AMC Networks, Inc., 7.75%, 2021 (n)	644,000	707,595
Clear Channel Communications, Inc., 9%, 2021	806,000	701,220
EH Holding Corp., 7.625%, 2021 (n)	650,000	685,750
Gray Television, Inc., 10.5%, 2015	250,000	259,375
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,590,000	1,675,463
Intelsat Bermuda Ltd., 11.25%, 2017	1,690,000	1,706,900
Intelsat Jackson Holdings Ltd., 9.5%, 2016	1,175,000	1,233,750
Intelsat Jackson Holdings Ltd., 11.25%, 2016	790,000	837,400
Liberty Media Corp., 8.5%, 2029	1,095,000	1,078,575
Liberty Media Corp., 8.25%, 2030	50,000	49,250
LIN Television Corp., 8.375%, 2018	280,000	284,200
Local TV Finance LLC, 9.25%, 2015 (p)(z)	1,130,561	1,119,255
Newport Television LLC, 13%, 2017 (n)(p)	417,339	366,128
Nexstar Broadcasting Group, Inc., 8.875%, 2017	410,000	434,600
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	570,000	632,700
Sinclair Broadcast Group, Inc., 8.375%, 2018	175,000	186,375
SIRIUS XM Radio, Inc., 13%, 2013 (n)	250,000	285,000
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	1,010,000	1,128,675
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	860,000	921,275
Univision Communications, Inc., 6.875%, 2019 (n)	1,035,000	1,029,825
Univision Communications, Inc., 7.875%, 2020 (n)	745,000	774,800
Univision Communications, Inc., 8.5%, 2021 (n)	685,000	664,450

		$17,578,236
Brokerage & Asset Managers - 0.3%
E*TRADE Financial Corp., 7.875%, 2015	$690,000	$697,763
E*TRADE Financial Corp., 12.5%, 2017	1,050,000	1,215,375

		$1,913,138
Building - 1.6%
Associated Materials LLC, 9.125%, 2017	$245,000	$237,650
Building Materials Holding Corp., 6.875%, 2018 (n)	755,000	797,469
Building Materials Holding Corp., 7%, 2020 (n)	470,000	507,600
Building Materials Holding Corp., 6.75%, 2021 (n)	455,000	489,125
CEMEX Finance LLC, 9.5%, 2016 (n)	1,341,000	1,216,958
CEMEX S.A.B. de C.V., 9%, 2018 (n)	337,000	293,190
CEMEX S.A.B. de C.V., FRN, 5.579%, 2015 (n)	552,000	458,160

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
Masonite International Corp., 8.25%, 2021 (n)		$600,000	$613,500
Nortek, Inc., 10%, 2018		325,000	333,125
Nortek, Inc., 8.5%, 2021		1,100,000	1,045,000
Odebrecht Finance Ltd., 6%, 2023 (n)		423,000	425,834
Owens Corning, 9%, 2019		2,070,000	2,532,241
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017 (n)		369,000	387,450

			$9,337,302
Business Services - 1.0%
Ceridian Corp., 12.25%, 2015 (p)		$495,000	$443,025
iGate Corp., 9%, 2016		1,492,000	1,585,250
Interactive Data Corp., 10.25%, 2018		1,115,000	1,234,863
Iron Mountain, Inc., 8.375%, 2021		1,115,000	1,218,138
SunGard Data Systems, Inc., 10.25%, 2015		560,000	579,600
SunGard Data Systems, Inc., 7.375%, 2018		470,000	495,850

			$5,556,726
Cable TV - 4.2%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$280,000	$292,600
Cablevision Systems Corp., 8.625%, 2017		630,000	702,450
CCH II LLC, 13.5%, 2016		1,410,000	1,625,025
CCO Holdings LLC, 7.875%, 2018		715,000	775,775
CCO Holdings LLC, 8.125%, 2020		1,360,000	1,504,500
Cequel Communications Holdings, 8.625%, 2017 (n)		575,000	612,375
CSC Holdings LLC, 8.5%, 2014		1,325,000	1,474,063
DIRECTV Holdings LLC, 5.2%, 2020		3,340,000	3,689,845
DISH DBS Corp., 6.75%, 2021		520,000	566,800
EchoStar Corp., 7.125%, 2016		825,000	905,438
Insight Communications Co., Inc., 9.375%, 2018 (n)		895,000	1,014,706
Mediacom LLC, 9.125%, 2019		950,000	1,030,750
Myriad International Holdings B.V., 6.375%, 2017 (n)		1,181,000	1,287,290
TCI Communications, Inc., 9.8%, 2012		1,135,000	1,135,000
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	240,000	306,084
Time Warner Cable, Inc., 5%, 2020		$2,630,000	2,939,180
UPCB Finance III Ltd., 6.625%, 2020 (n)		1,294,000	1,319,880
Videotron LTEE, 6.875%, 2014		924,000	925,155
Virgin Media Finance PLC, 9.5%, 2016		680,000	768,400
Virgin Media Finance PLC, 8.375%, 2019		290,000	324,800
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	415,000	568,626

			$23,768,742
Chemicals - 2.6%
Braskem Finance Ltd., 5.75%, 2021 (z)		$202,000	$201,495
Celanese U.S. Holdings LLC, 6.625%, 2018		1,265,000	1,366,200
Dow Chemical Co., 8.55%, 2019		1,500,000	1,988,396
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		1,515,000	1,511,213
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		280,000	267,400
Huntsman International LLC, 8.625%, 2021		1,320,000	1,448,700
Lyondell Chemical Co., 8%, 2017		130,000	144,950
Lyondell Chemical Co., 11%, 2018		2,187,394	2,395,196
LyondellBasell Industries, Inc., 6%, 2021 (n)		1,210,000	1,315,875
Momentive Performance Materials, Inc., 12.5%, 2014		1,698,000	1,804,125
Momentive Performance Materials, Inc., 11.5%, 2016		789,000	662,760
Polypore International, Inc., 7.5%, 2017		1,285,000	1,349,250
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		568,000	616,605

			$15,072,165

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Computer Software - 0.4%
Lawson Software, Inc., 11.5%, 2018 (n)	$1,185,000	$1,196,850
Syniverse Holdings, Inc., 9.125%, 2019	1,025,000	1,104,438

		$2,301,288
Computer Software - Systems - 0.8%
Audatex North America, Inc., 6.75%, 2018 (n)	$630,000	$641,025
CDW LLC/CDW Finance Corp., 12.535%, 2017	460,000	497,950
CDW LLC/CDW Finance Corp., 8.5%, 2019	1,245,000	1,307,250
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	1,785,000	1,959,038
Eagle Parent, Inc., 8.625%, 2019 (n)	72,000	72,000

		$4,477,263
Conglomerates - 1.2%
Actuant Corp., 6.875%, 2017	$1,495,000	$1,554,800
Amsted Industries, Inc., 8.125%, 2018 (n)	1,505,000	1,625,400
Dynacast International LLC, 9.25%, 2019 (z)	755,000	766,325
Griffon Corp., 7.125%, 2018	1,415,000	1,436,225
Tomkins LLC/Tomkins, Inc., 9%, 2018	1,395,000	1,544,963

		$6,927,713
Construction - 0.1%
Urbi Desarrollos Urbanos S.A.B. de C.V., 9.75%, 2022 (z)	$363,000	$363,908

Consumer Products - 0.7%
Easton-Bell Sports, Inc., 9.75%, 2016	$735,000	$812,175
Elizabeth Arden, Inc., 7.375%, 2021	870,000	917,850
Jarden Corp., 7.5%, 2020	970,000	1,037,900
Libbey Glass, Inc., 10%, 2015	666,000	712,620
Prestige Brands, Inc., 8.125%, 2020 (z)	105,000	108,938
Visant Corp., 10%, 2017	640,000	580,800

		$4,170,283
Consumer Services - 0.8%
Realogy Corp., 11.5%, 2017	$860,000	$756,800
Service Corp. International, 6.75%, 2015	265,000	288,850
Service Corp. International, 7%, 2017	3,300,000	3,663,000

		$4,708,650
Containers - 1.1%
Ardagh Packaging Finance PLC, 9.125%, 2020 (z)	$670,000	$676,700
Exopack Holding Corp., 10%, 2018	520,000	546,000
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	550,000	561,000
Greif, Inc., 6.75%, 2017	1,515,000	1,598,325
Packaging Dynamics Corp., 8.75%, 2016 (z)	330,000	345,263
Reynolds Group, 8.75%, 2016 (n)	445,000	473,925
Reynolds Group, 7.125%, 2019 (n)	910,000	955,500
Reynolds Group, 8.25%, 2021 (n)	635,000	601,663
Sealed Air Corp., 8.125%, 2019 (n)	190,000	210,425
Sealed Air Corp., 8.375%, 2021 (n)	190,000	213,750

		$6,182,551
Defense Electronics - 0.4%
Ducommun, Inc., 9.75%, 2018 (n)	$1,017,000	$1,039,883
ManTech International Corp., 7.25%, 2018	745,000	778,525
MOOG, Inc., 7.25%, 2018	445,000	472,813

		$2,291,221

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electrical Equipment - 0.1%
Avaya, Inc., 9.75%, 2015	$360,000	$344,700

Electronics - 0.6%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$1,345,000	$1,469,413
Freescale Semiconductor, Inc., 8.05%, 2020	410,000	402,825
NXP B.V., 9.75%, 2018 (n)	107,000	119,573
Sensata Technologies B.V., 6.5%, 2019 (n)	1,545,000	1,575,900

		$3,567,711
Emerging Market Quasi-Sovereign - 8.5%
Abu Dhabi National Energy Co. PJSC (TAQA), 5.875%, 2021 (z)	$320,000	$331,200
Banco del Estado de Chile, 4.125%, 2020 (n)	235,000	243,225
Banco do Brasil (Cayman Branch), FRN, 8.5%, 2049	738,000	839,475
Banco do Brasil S.A., 3.875%, 2017	1,292,000	1,287,155
Banco do Brasil S.A., 5.875%, 2022 (n)	1,771,000	1,777,199
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (z)	412,000	424,772
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	1,332,000	1,325,340
BNDES Participacoes S.A., 6.5%, 2019 (n)	607,000	703,513
BNDES Participacoes S.A., 5.5%, 2020 (n)	277,000	304,700
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)	2,323,000	2,443,796
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	1,242,000	1,318,672
CNPC (HK) Overseas Capital Ltd., 5.95%, 2041 (n)	293,000	330,120
Development Bank of Kazakhstan, 5.5%, 2015 (n)	881,000	883,203
Ecopetrol S.A., 7.625%, 2019	821,000	989,305
Empresa Nacional del Petroleo, 4.75%, 2021 (z)	177,000	183,126
Gaz Capital S.A., 8.125%, 2014 (n)	1,540,000	1,690,150
Gaz Capital S.A., 9.25%, 2019	744,000	913,632
Gaz Capital S.A., 5.999%, 2021 (n)	1,941,000	1,979,820
KazMunaiGaz Finance B.V., 8.375%, 2013	539,000	575,490
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	2,793,000	3,386,513
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	713,000	861,874
Majapahit Holding B.V., 7.25%, 2017 (n)	1,469,000	1,659,970
Majapahit Holding B.V., 8%, 2019 (n)	1,197,000	1,430,415
Majapahit Holding B.V., 7.75%, 2020 (n)	1,741,000	2,063,085
Novatek Finance Ltd., 5.326%, 2016 (n)	295,000	302,744
OAO Gazprom, 6.212%, 2016	1,886,000	2,022,735
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	1,168,000	1,095,000
Pemex Project Funding Master Trust, 5.75%, 2018	1,341,000	1,485,158
Pertamina PT, 5.25%, 2021 (n)	511,000	533,995
Pertamina PT, 6.5%, 2041 (n)	235,000	253,800
Petrobras International Finance Co., 7.875%, 2019	1,583,000	1,899,393
Petrobras International Finance Co., 6.75%, 2041	657,000	748,135
Petroleos Mexicanos, 8%, 2019	1,382,000	1,727,500
Petroleos Mexicanos, 6%, 2020	1,610,000	1,803,200
Petroleos Mexicanos, 5.5%, 2021	1,360,000	1,472,200
Petroleos Mexicanos, 4.875%, 2022 (z)	1,048,000	1,081,506
Petroleos Mexicanos, 6.5%, 2041 (n)	445,000	491,725
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	476,000	565,250
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	571,375	564,233
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)	752,000	783,960
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	1,230,000	1,457,550
Sberbank of Russia, 6.125%, 2022 (z)	558,000	558,000
SCF Capital Ltd., 5.375%, 2017 (n)	794,000	702,690
Transnet Ltd., 4.5%, 2016 (n)	377,000	387,436
Turkiye Ihracat Kredi Bankasi A.S., 5.375%, 2016 (n)	215,000	212,850
VTB Capital S.A., 6.465%, 2015 (n)	407,000	422,263

		$48,517,073

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - 9.6%
Dominican Republic, 7.5%, 2021 (n)	$879,000	$897,899
Government of Ukraine, 6.875%, 2015	1,094,000	1,006,480
Government of Ukraine, 6.875%, 2015 (n)	698,000	642,160
Government of Ukraine, 7.95%, 2021 (n)	1,154,000	1,027,060
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038	1,888,000	736,320
Republic of Argentina, FRN, 8.28%, 2033	1,304,466	1,017,484
Republic of Colombia, 7.375%, 2019	716,000	910,036
Republic of Colombia, 4.375%, 2021	322,000	346,150
Republic of Colombia, 8.125%, 2024	679,000	946,526
Republic of Colombia, 6.125%, 2041	658,000	789,600
Republic of Georgia, 6.875%, 2021 (n)	216,000	222,750
Republic of Indonesia, 6.875%, 2018	1,676,000	1,990,250
Republic of Indonesia, 11.625%, 2019 (n)	872,000	1,297,100
Republic of Indonesia, 11.625%, 2019	733,000	1,090,338
Republic of Indonesia, 4.875%, 2021 (n)	671,000	721,325
Republic of Indonesia, 7.75%, 2038 (n)	1,559,000	2,124,138
Republic of Lithuania, 6.125%, 2021 (n)	499,000	492,763
Republic of Lithuania, 6.625%, 2022 (z)	1,425,000	1,449,018
Republic of Panama, 8.875%, 2027	1,273,000	1,896,770
Republic of Panama, 9.375%, 2029	1,746,000	2,758,680
Republic of Panama, 6.7%, 2036	265,000	337,875
Republic of Peru, 7.35%, 2025	544,000	723,520
Republic of Peru, 8.75%, 2033	1,966,000	2,998,150
Republic of Peru, 5.625%, 2050	203,000	218,428
Republic of Philippines, 6.5%, 2020	489,000	585,578
Republic of Philippines, 5.5%, 2026	802,000	898,240
Republic of Philippines, 6.375%, 2032	540,000	643,950
Republic of Philippines, 6.375%, 2034	2,781,000	3,344,153
Republic of Poland, 5%, 2022	1,113,000	1,128,582
Republic of Romania, 6.75%, 2022 (z)	1,432,000	1,419,212
Republic of Serbia, 7.25%, 2021 (n)	358,000	356,210
Republic of Serbia, FRN, 6.75%, 2024	356,200	336,609
Republic of South Africa, 5.5%, 2020	999,000	1,106,393
Republic of South Africa, 4.665%, 2024	1,652,000	1,672,650
Republic of South Africa, 6.25%, 2041	1,151,000	1,294,875
Republic of Sri Lanka, 6.25%, 2020 (n)	285,000	284,288
Republic of Sri Lanka, 6.25%, 2021 (n)	248,000	244,500
Republic of Turkey, 7%, 2019	790,000	874,925
Republic of Turkey, 5.625%, 2021	670,000	673,350
Republic of Turkey, 6.25%, 2022	646,000	665,380
Republic of Venezuela, 5.75%, 2016	3,742,000	3,077,795
Republic of Venezuela, 7.65%, 2025	1,345,000	914,600
Republic of Vietnam, 6.75%, 2020	1,074,000	1,103,535
Russian Federation, 7.5%, 2030	975,280	1,155,707
Ukraine Government International, 6.58%, 2016	1,418,000	1,244,295
United Mexican States, 5.625%, 2017	1,364,000	1,570,646
United Mexican States, 5.95%, 2019	268,000	318,652
United Mexican States, 3.625%, 2022	2,850,000	2,874,225
United Mexican States, 5.75%, 2110	408,000	427,380

		$54,856,550
Energy - Independent - 5.3%
Anadarko Petroleum Corp., 6.45%, 2036	$270,000	$322,473
Anadarko Petroleum Corp., 6.2%, 2040	590,000	695,239
ATP Oil & Gas Corp., 11.875%, 2015	605,000	393,250
Bill Barrett Corp., 9.875%, 2016	805,000	881,475
BreitBurn Energy Partners LP, 8.625%, 2020	435,000	458,925

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
BreitBurn Energy Partners LP, 7.875%, 2022 (z)	$535,000	$535,000
Carrizo Oil & Gas, Inc., 8.625%, 2018	375,000	376,875
Carrizo Oil & Gas, Inc., 8.625%, 2018 (n)	195,000	195,000
Chaparral Energy, Inc., 8.875%, 2017	1,655,000	1,725,338
Chesapeake Energy Corp., 6.875%, 2020	865,000	886,625
Concho Resources, Inc., 8.625%, 2017	540,000	596,700
Concho Resources, Inc., 6.5%, 2022	1,125,000	1,209,375
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	650,000	637,000
Continental Resources, Inc., 8.25%, 2019	815,000	908,725
Denbury Resources, Inc., 8.25%, 2020	1,150,000	1,308,125
Energy XXI Gulf Coast, Inc., 9.25%, 2017	1,445,000	1,578,663
EXCO Resources, Inc., 7.5%, 2018	1,325,000	1,152,750
Harvest Operations Corp., 6.875%, 2017 (n)	1,715,000	1,809,325
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	350,000	382,375
Laredo Petroleum, Inc., 9.5%, 2019	730,000	797,525
LINN Energy LLC, 6.5%, 2019 (n)	450,000	454,500
LINN Energy LLC, 8.625%, 2020	335,000	371,850
LINN Energy LLC, 7.75%, 2021	792,000	853,380
Newfield Exploration Co., 6.625%, 2014	435,000	440,438
Newfield Exploration Co., 6.625%, 2016	845,000	868,238
Newfield Exploration Co., 6.875%, 2020	610,000	652,700
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	1,357,000	1,401,781
Pioneer Natural Resources Co., 7.5%, 2020	1,015,000	1,220,051
QEP Resources, Inc., 6.875%, 2021	2,045,000	2,213,713
Quicksilver Resources, Inc., 9.125%, 2019	210,000	204,750
Range Resources Corp., 8%, 2019	900,000	992,250
SandRidge Energy, Inc., 8%, 2018 (n)	1,560,000	1,614,600
SM Energy Co., 6.5%, 2021 (n)	875,000	916,563
Swift Energy Co., 7.875%, 2022 (n)	500,000	496,250
Whiting Petroleum Corp., 6.5%, 2018	495,000	525,938

		$30,077,765
Energy - Integrated - 0.7%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$2,005,000	$2,062,644
Pacific Rubiales Energy Corp., 7.25%, 2021 (z)	1,921,000	2,012,248

		$4,074,892
Engineering - Construction - 0.1%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$710,000	$710,000

Entertainment - 0.6%
AMC Entertainment, Inc., 8.75%, 2019	$890,000	$938,950
AMC Entertainment, Inc., 9.75%, 2020	750,000	740,625
Cinemark USA, Inc., 8.625%, 2019	1,220,000	1,342,000
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	440,000	480,700

		$3,502,275
Financial Institutions - 3.2%
CIT Group, Inc., 5.25%, 2014 (n)	$1,245,000	$1,266,788
CIT Group, Inc., 7%, 2016	1,244,159	1,244,159
CIT Group, Inc., 7%, 2017	4,240,000	4,245,300
CIT Group, Inc., 6.625%, 2018 (n)	1,212,000	1,296,840
Credit Acceptance Corp., 9.125%, 2017	595,000	626,238
GMAC, Inc., 8%, 2031	180,000	191,025
Icahn Enterprises LP, 8%, 2018 (z)	736,000	763,600
International Lease Finance Corp., 8.75%, 2017	725,000	793,875
International Lease Finance Corp., 7.125%, 2018 (n)	1,937,000	2,121,015

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
Nationstar Mortgage LLC, 10.875%, 2015		$1,580,000	$1,568,150
PHH Corp., 9.25%, 2016		340,000	326,400
SLM Corp., 8.45%, 2018		1,330,000	1,439,725
SLM Corp., 8%, 2020		1,795,000	1,911,675
SLM Corp., 7.25%, 2022		305,000	308,050
Springleaf Finance Corp., 6.9%, 2017		435,000	337,125

			$18,439,965
Food & Beverages - 1.8%
ARAMARK Corp., 8.5%, 2015		$1,495,000	$1,532,375
B&G Foods, Inc., 7.625%, 2018		1,150,000	1,237,688
Constellation Brands, Inc., 7.25%, 2016		1,615,000	1,812,838
Corporacion Jose R Lindey S.A., 6.75%, 2021 (n)		154,000	163,240
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (z)		417,000	425,606
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (z)		530,000	533,975
Pinnacle Foods Finance LLC, 9.25%, 2015		1,115,000	1,148,450
Pinnacle Foods Finance LLC, 10.625%, 2017		330,000	348,975
Pinnacle Foods Finance LLC, 8.25%, 2017		245,000	262,150
Sigma Alimentos S.A., 5.625%, 2018 (n)		462,000	471,240
TreeHouse Foods, Inc., 7.75%, 2018		710,000	765,025
Tyson Foods, Inc., 6.85%, 2016		1,520,000	1,694,800

			$10,396,362
Forest & Paper Products - 1.3%
Boise, Inc., 8%, 2020		$1,100,000	$1,177,000
Cascades, Inc., 7.75%, 2017		1,025,000	1,058,313
Georgia-Pacific Corp., 8%, 2024		780,000	1,012,944
Graphic Packaging Holding Co., 7.875%, 2018		615,000	670,350
Inversiones CMPC S.A., 4.75%, 2018 (n)		841,000	880,460
Millar Western Forest Products Ltd., 8.5%, 2021 (z)		190,000	142,500
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	600,000	824,071
Tembec Industries, Inc., 11.25%, 2018		$360,000	378,000
Votorantim Participacoes S.A., 6.75%, 2021 (n)		883,000	949,225
Xerium Technologies, Inc., 8.875%, 2018 (z)		420,000	369,600

			$7,462,463
Gaming & Lodging - 3.7%
Boyd Gaming Corp., 7.125%, 2016		$1,095,000	$996,450
FelCor Lodging LP, REIT, 6.75%, 2019		495,000	482,006
Firekeepers Development Authority, 13.875%, 2015 (n)		760,000	855,950
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		405,000	253
GWR Operating Partnership LLP, 10.875%, 2017		405,000	444,488
Harrah’s Operating Co., Inc., 11.25%, 2017		1,870,000	2,026,613
Harrah’s Operating Co., Inc., 10%, 2018		2,000	1,480
Harrah’s Operating Co., Inc., 10%, 2018		470,000	363,075
Host Hotels & Resorts, Inc., 6.75%, 2016		3,260,000	3,370,025
MGM Mirage, 10.375%, 2014		190,000	216,600
MGM Mirage, 6.625%, 2015		345,000	345,000
MGM Mirage, 7.5%, 2016		180,000	180,450
MGM Resorts International, 11.375%, 2018		1,460,000	1,675,350
MGM Resorts International, 9%, 2020		1,470,000	1,657,425
Penn National Gaming, Inc., 8.75%, 2019		1,555,000	1,724,106
Pinnacle Entertainment, Inc., 8.75%, 2020		680,000	691,900
Seven Seas Cruises S. de R.L., 9.125%, 2019 (n)		625,000	639,063
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		990,000	1,136,025
Wyndham Worldwide Corp., 6%, 2016		1,175,000	1,303,771
Wyndham Worldwide Corp., 7.375%, 2020		850,000	988,657

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Gaming & Lodging - continued
Wynn Las Vegas LLC, 7.75%, 2020		$1,550,000	$1,751,500

			$20,850,187
Industrial - 0.7%
Altra Holdings, Inc., 8.125%, 2016		$595,000	$638,138
Dematic S.A., 8.75%, 2016 (z)		1,415,000	1,429,150
Hillman Group, Inc., 10.875%, 2018		570,000	585,675
Hyva Global B.V., 8.625%, 2016 (n)		702,000	580,905
Mueller Water Products, Inc., 8.75%, 2020		767,000	837,948

			$4,071,816
Insurance - 1.7%
AIG SunAmerica Global Financing X, 6.9%, 2032 (n)		$2,384,000	$2,614,800
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	140,000	172,967
American International Group, Inc., 4.875%, 2016		$1,550,000	1,573,200
American International Group, Inc., 8.25%, 2018		865,000	996,051
American International Group, Inc., 8.175% to 2038, FRN to 2068		750,000	723,750
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		1,500,000	1,773,750
Unum Group, 7.125%, 2016		1,829,000	2,110,661

			$9,965,179
Insurance - Health - 0.1%
AMERIGROUP Corp., 7.5%, 2019		$795,000	$848,663

Insurance - Property & Casualty - 1.4%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		$1,615,000	$2,059,125
USI Holdings Corp., FRN, 4.332%, 2014 (n)		1,495,000	1,375,400
XL Group PLC, 6.5% to 2017, FRN to 2049		1,775,000	1,479,906
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		2,310,000	2,171,400
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2062 (n)		146,000	142,350
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		680,000	627,300

			$7,855,481
International Market Quasi-Sovereign - 0.7%
Bank of Ireland, 2.75%, 2012 (n)		$1,520,000	$1,513,497
Irish Life & Permanent PLC, 3.6%, 2013 (a)(e)(n)		2,500,000	2,344,253

			$3,857,750
International Market Sovereign - 7.8%
Commonwealth of Australia, 5.75%, 2021	AUD	673,000	$827,023
Federal Republic of Germany, 3.75%, 2015	EUR	1,954,000	2,811,011
Federal Republic of Germany, 4.25%, 2018	EUR	389,000	607,433
Federal Republic of Germany, 6.25%, 2030	EUR	489,000	977,492
Government of Canada, 4.5%, 2015	CAD	531,000	588,257
Government of Canada, 4.25%, 2018	CAD	8,251,000	9,597,476
Government of Canada, 5.75%, 2033	CAD	96,000	146,512
Government of Japan, 1.3%, 2014	JPY	131,000,000	1,772,984
Government of Japan, 1.7%, 2017	JPY	372,600,000	5,221,782
Government of Japan, 2.2%, 2027	JPY	358,200,000	5,145,730
Kingdom of Belgium, 5.5%, 2017	EUR	743,000	1,100,558
Kingdom of Spain, 4.6%, 2019	EUR	1,003,000	1,341,421
Kingdom of Sweden, 4.5%, 2015	SEK	1,965,000	323,632
Kingdom of the Netherlands, 5.5%, 2028	EUR	262,000	470,474
Republic of Austria, 4.65%, 2018	EUR	450,000	659,846
Republic of Finland, 3.875%, 2017	EUR	145,000	213,079
Republic of France, 6%, 2025	EUR	212,000	352,789
Republic of France, 4.75%, 2035	EUR	789,000	1,184,795

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Republic of Iceland, 4.875%, 2016 (n)		$1,716,000	$1,726,993
Republic of Italy, 4.75%, 2013	EUR	2,812,000	3,717,151
Republic of Italy, 5.25%, 2017	EUR	1,784,000	2,355,029
United Kingdom Treasury, 8%, 2015	GBP	943,000	1,903,362
United Kingdom Treasury, 8%, 2021	GBP	304,000	732,232
United Kingdom Treasury, 4.25%, 2036	GBP	432,000	836,841

			$44,613,902
Machinery & Tools - 0.9%
Case Corp., 7.25%, 2016		$1,065,000	$1,160,850
Case New Holland, Inc., 7.875%, 2017		1,960,000	2,258,900
CNH Capital LLC, 6.25%, 2016 (n)		295,000	315,650
Rental Service Corp., 9.5%, 2014		180,000	185,400
RSC Equipment Rental, Inc., 8.25%, 2021		910,000	939,575

			$4,860,375
Major Banks - 2.1%
Bank of America Corp., 5.65%, 2018		$2,455,000	$2,511,600
BNP Paribas, FRN, 3.313%, 2014		1,532,000	1,505,049
Credit Suisse (USA), Inc., 6%, 2018		1,500,000	1,572,416
Goldman Sachs Group, Inc., 7.5%, 2019		1,200,000	1,362,029
JPMorgan Chase Capital XXII, 6.45%, 2087		324,000	326,754
JPMorgan Chase Capital XXVII, 7%, 2039		85,000	86,071
Morgan Stanley, 6.625%, 2018		2,000,000	2,107,406
National Westminster Bank PLC, FRN, 3.483%, 2049	EUR	330,000	284,893
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)		$435,000	334,950
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		1,420,000	1,100,500
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)		990,000	806,424

			$11,998,092
Medical & Health Technology & Services - 3.5%
Biomet, Inc., 10%, 2017		$560,000	$604,800
Biomet, Inc., 10.375%, 2017 (p)		420,000	455,700
Biomet, Inc., 11.625%, 2017		705,000	766,688
Davita, Inc., 6.375%, 2018		1,275,000	1,341,938
Davita, Inc., 6.625%, 2020		480,000	510,000
Emdeon, Inc., 11%, 2019 (n)		465,000	502,200
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		875,000	986,563
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (z)		365,000	374,581
HCA, Inc., 8.5%, 2019		3,335,000	3,701,850
HCA, Inc., 7.5%, 2022		1,370,000	1,465,900
HealthSouth Corp., 8.125%, 2020		1,325,000	1,404,500
Owens & Minor, Inc., 6.35%, 2016		1,420,000	1,547,106
Physio-Control, Inc., 9.875%, 2019 (z)		635,000	660,400
Teleflex, Inc., 6.875%, 2019		800,000	856,000
Tenet Healthcare Corp., 9.25%, 2015		580,000	630,750
United Surgical Partners International, Inc., 8.875%, 2017		560,000	586,600
United Surgical Partners International, Inc., 9.25%, 2017 (p)		650,000	659,750
Universal Health Services, Inc., 7%, 2018		650,000	684,125
Universal Hospital Services, Inc., 8.5%, 2015 (p)		1,640,000	1,689,200
Vanguard Health Systems, Inc., 0%, 2016		4,000	2,610
Vanguard Health Systems, Inc., 8%, 2018		525,000	549,938

			$19,981,199
Metals & Mining - 3.4%
AK Steel Corp., 7.625%, 2020		$555,000	$548,063
ArcelorMittal, 6.5%, 2014		1,300,000	1,384,107

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
ArcelorMittal, 9.85%, 2019	$1,790,000	$2,110,417
Arch Coal, Inc., 7%, 2019 (n)	830,000	832,075
Arch Coal, Inc., 7.25%, 2020	490,000	492,450
Bumi Investment Pte Ltd., 10.75%, 2017 (n)	500,000	530,000
Cloud Peak Energy, Inc., 8.25%, 2017	1,650,000	1,782,000
Cloud Peak Energy, Inc., 8.5%, 2019	1,135,000	1,239,988
Consol Energy, Inc., 8%, 2017	1,255,000	1,355,400
Consol Energy, Inc., 8.25%, 2020	505,000	547,294
Fortescue Metals Group Ltd., 6.875%, 2018 (n)	265,000	269,638
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	795,000	852,638
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	1,752,000	1,661,954
Metinvest B.V., 8.75%, 2018 (n)	320,000	278,400
Peabody Energy Corp., 6%, 2018 (n)	485,000	499,550
Peabody Energy Corp., 6.25%, 2021 (n)	485,000	499,550
Southern Copper Corp., 7.5%, 2035	1,648,000	1,875,465
Southern Copper Corp., 6.75%, 2040	744,000	786,789
Teck Resources Ltd., 9.75%, 2014	366,000	431,430
Vale Overseas Ltd., 5.625%, 2019	218,000	243,416
Vale Overseas Ltd., 4.625%, 2020	681,000	718,649
Vale Overseas Ltd., 6.875%, 2039	474,000	561,603
Volcan Compania Minera S.A.A., 5.375%, 2022 (z)	106,000	106,821

		$19,607,697
Mortgage-Backed - 1.5%
Fannie Mae, 6%, 2037	$804,923	$885,911
Fannie Mae, 5.5%, 2038	7,008,288	7,630,137

		$8,516,048
Natural Gas - Distribution - 0.2%
AmeriGas Finance LLC, 6.75%, 2020	$730,000	$730,000
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	525,000	454,125

		$1,184,125
Natural Gas - Pipeline - 1.9%
Atlas Pipeline Partners LP, 8.75%, 2018	$375,000	$402,188
Atlas Pipeline Partners LP/Finance Corp., 8.75%, 2018 (n)	1,065,000	1,136,888
Crosstex Energy, Inc., 8.875%, 2018	1,400,000	1,519,000
El Paso Corp., 7%, 2017	1,770,000	1,960,022
El Paso Corp., 7.75%, 2032	1,824,000	2,142,697
Energy Transfer Equity LP, 7.5%, 2020	1,165,000	1,287,325
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	527,000	569,160
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	340,000	359,550
Kinder Morgan Energy Partners LP, 5.125%, 2014	1,147,000	1,238,416

		$10,615,246
Network & Telecom - 2.6%
BellSouth Corp., 6.55%, 2034	$3,213,000	$3,801,304
Cincinnati Bell, Inc., 8.25%, 2017	1,350,000	1,388,813
Cincinnati Bell, Inc., 8.75%, 2018	975,000	938,438
Citizens Communications Co., 9%, 2031	1,440,000	1,281,600
Eileme 2 AB, 11.625%, 2020 (z)	925,000	942,613
Frontier Communications Corp., 8.25%, 2017	290,000	292,175
Frontier Communications Corp., 8.125%, 2018	585,000	583,538
Frontier Communications Corp., 8.5%, 2020	361,000	357,390
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,500,000	1,605,000
Telefonica Emisiones S.A.U., 2.582%, 2013	1,050,000	1,038,846
Windstream Corp., 8.125%, 2018	220,000	239,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Network & Telecom - continued
Windstream Corp., 7.75%, 2020		$1,820,000	$1,965,600
Windstream Corp., 7.75%, 2021		445,000	480,600

			$14,915,717
Oil Services - 1.0%
Afren PLC, 11.5%, 2016 (n)		$335,000	$353,425
Chesapeake Energy Corp., 6.625%, 2019 (n)		390,000	391,950
Dresser-Rand Group, Inc., 6.5%, 2021 (n)		175,000	180,688
Edgen Murray Corp., 12.25%, 2015		530,000	492,900
Expro Finance Luxembourg, 8.5%, 2016 (n)		615,000	558,113
McJunkin Red Man Holding Corp., 9.5%, 2016		520,000	550,550
Pioneer Drilling Co., 9.875%, 2018		1,140,000	1,214,100
Pioneer Drilling Co., 9.875%, 2018 (n)		195,000	207,675
QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018 (n)		1,404,506	1,425,573
Unit Corp., 6.625%, 2021		225,000	227,250

			$5,602,224
Other Banks & Diversified Financials - 2.9%
Alfa Bank, 7.75%, 2021 (n)		$1,449,000	$1,369,305
Banco PanAmericano S.A., 8.5%, 2020 (n)		665,000	711,550
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)		1,500,000	1,396,748
Bancolombia S.A., 5.95%, 2021		1,094,000	1,107,675
Bangkok Bank (Hong Kong), 4.8%, 2020 (n)		1,293,000	1,310,927
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)		1,207,000	1,200,362
BBVA Continental, 5.75%, 2017 (z)		518,000	521,885
Bosphorus Financial Services Ltd., FRN, 2.257%, 2012		125,000	124,977
Capital One Financial Corp., 10.25%, 2039		1,110,000	1,161,338
Citigroup, Inc., 6.125%, 2018		1,500,000	1,648,263
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		2,583,000	2,432,979
Grupo Aval Ltd., 5.25%, 2017 (z)		387,000	391,451
Itau Unibanco Holding S.A., 6.2%, 2021 (z)		296,000	303,400
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		805,000	668,150
Santander UK PLC, 8.963% to 2030, FRN to 2049		2,656,000	2,363,840

			$16,712,850
Pharmaceuticals - 0.3%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	670,000	$939,932
Endo Pharmaceuticals Holdings, Inc., 7%, 2019		$365,000	396,025
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		650,000	660,563

			$1,996,520
Pollution Control - 0.2%
WCA Waste Corp., 7.5%, 2019 (n)		$845,000	$870,350

Precious Metals & Minerals - 0.1%
ALROSA Finance S.A., 7.75%, 2020 (n)		$384,000	$396,960

Printing & Publishing - 0.3%
American Media, Inc., 13.5%, 2018 (z)		$32,653	$25,469
Nielsen Finance LLC, 11.5%, 2016		471,000	540,473
Nielsen Finance LLC, 7.75%, 2018		835,000	929,981

			$1,495,923
Railroad & Shipping - 0.4%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$425,000	$456,875
Kansas City Southern Railway, 8%, 2015		1,580,000	1,674,800

			$2,131,675

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - 1.1%
CB Richard Ellis Group, Inc., 11.625%, 2017	$545,000	$629,475
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	410,000	380,788
Entertainment Properties Trust, REIT, 7.75%, 2020	990,000	1,067,506
Kennedy Wilson, Inc., 8.75%, 2019 (n)	380,000	382,850
MPT Operating Partnership LP, REIT, 6.875%, 2021	760,000	788,500
Simon Property Group, Inc., REIT, 10.35%, 2019	2,200,000	3,101,905

		$6,351,024
Retailers - 1.9%
Academy Ltd., 9.25%, 2019 (n)	$480,000	$477,000
Burlington Coat Factory Warehouse Corp., 10%, 2019	895,000	850,250
Home Depot, Inc., 5.875%, 2036	846,000	1,054,251
J. Crew Group, Inc., 8.125%, 2019	760,000	737,200
Limited Brands, Inc., 6.9%, 2017	630,000	686,700
Limited Brands, Inc., 7%, 2020	415,000	460,650
Limited Brands, Inc., 6.95%, 2033	360,000	342,000
Neiman Marcus Group, Inc., 10.375%, 2015	1,390,000	1,443,876
QVC, Inc., 7.375%, 2020 (n)	620,000	677,350
Rite Aid Corp., 9.375%, 2015	520,000	523,900
Sally Beauty Holdings, Inc., 6.875%, 2019 (n)	480,000	513,600
Toys “R” Us Property Co. II LLC, 8.5%, 2017	660,000	707,025
Toys “R” Us, Inc., 10.75%, 2017	1,545,000	1,718,813
Yankee Acquisition Corp., 8.5%, 2015	220,000	224,675
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	430,000	409,575

		$10,826,865
Specialty Chemicals - 0.1%
Koppers, Inc., 7.875%, 2019	$350,000	$369,250

Specialty Stores - 0.2%
Michaels Stores, Inc., 11.375%, 2016	$625,000	$662,438
Michaels Stores, Inc., 7.75%, 2018	725,000	756,719

		$1,419,157
Steel - 0.2%
JSC Severstal, 6.25%, 2016 (n)	$1,119,000	$1,100,287

Supermarkets - 0.2%
Delhaize Group, 5.7%, 2040	$1,395,000	$1,364,062

Supranational - 0.3%
European Investment Bank, 5.125%, 2017	$1,500,000	$1,763,612

Telecommunications - Wireless - 3.6%
America Movil S.A.B. de C.V., 2.375%, 2016	$738,000	$747,458
Clearwire Corp., 12%, 2015 (n)	920,000	867,100
Cricket Communications, Inc., 7.75%, 2016	735,000	779,100
Cricket Communications, Inc., 7.75%, 2020	940,000	895,350
Crown Castle International Corp., 9%, 2015	2,330,000	2,539,700
Crown Castle International Corp., 7.125%, 2019	370,000	402,375
Crown Castle Towers LLC, 6.113%, 2020 (n)	420,000	471,075
Digicel Group Ltd., 12%, 2014 (n)	400,000	451,000
Digicel Group Ltd., 8.25%, 2017 (n)	1,330,000	1,396,500
Digicel Group Ltd., 10.5%, 2018 (n)	880,000	926,200
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	322,000	342,930
MetroPCS Wireless, Inc., 7.875%, 2018	800,000	844,000
MetroPCS Wireless, Inc., 6.625%, 2020	210,000	208,425

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Net Servicos de Comunicacao S.A., 7.5%, 2020	$1,055,000	$1,226,438
NII Holdings, Inc., 7.625%, 2021	775,000	794,375
Sprint Capital Corp., 6.875%, 2028	2,210,000	1,638,163
Sprint Nextel Corp., 6%, 2016	1,270,000	1,120,775
Sprint Nextel Corp., 9%, 2018 (n)	470,000	506,425
VimpelCom Ltd., 7.748%, 2021 (n)	593,000	572,245
VimpelCom Ltd., 7.504%, 2022 (n)	1,423,000	1,337,620
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	1,560,000	1,544,400
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	940,000	911,800

		$20,523,454
Telephone Services - 0.3%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$460,000	$478,400
Level 3 Financing, Inc., 9.375%, 2019	790,000	833,450
Level 3 Financing, Inc., 8.625%, 2020 (z)	410,000	420,250
Sable International Finance Ltd., 8.75%, 2020 (z)	200,000	207,500

		$1,939,600
Tobacco - 0.4%
Reynolds American, Inc., 6.75%, 2017	$2,016,000	$2,348,840

Transportation - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$405,000	$332,100

Transportation - Services - 1.8%
ACL I Corp., 10.625%, 2016 (n)(p)	$897,371	$768,972
Aguila American Resources Ltd., 7.875%, 2018 (n)	930,000	945,113
Atlas Airlines, Inc. Pass-Through Certificates, “B”, 7.68%, 2014	481,706	457,621
Avis Budget Car Rental LLC , 9.75%, 2020	420,000	457,800
CEVA Group PLC, 8.375%, 2017 (z)	940,000	912,975
Commercial Barge Line Co., 12.5%, 2017	1,785,000	1,950,113
Erac USA Finance Co., 7%, 2037 (n)	878,000	1,049,745
Hertz Corp., 7.5%, 2018	655,000	700,850
Navios Maritime Acquisition Corp., 8.625%, 2017	1,095,000	821,250
Navios Maritime Holdings, Inc., 8.875%, 2017	620,000	613,800
Swift Services Holdings, Inc., 10%, 2018	935,000	1,015,644
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	795,000	826,800

		$10,520,683
U.S. Treasury Obligations - 2.6%
U.S. Treasury Bonds, 4.5%, 2039 (f)	$11,103,000	$14,590,030

Utilities - Electric Power - 3.8%
AES Corp., 8%, 2017	$1,495,000	$1,678,138
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	805,000	815,410
Atlantic Power Corp., 9%, 2018 (z)	530,000	547,225
Calpine Corp., 8%, 2016 (n)	940,000	1,012,850
Calpine Corp., 7.875%, 2020 (n)	1,150,000	1,239,125
CenterPoint Energy, Inc., 6.5%, 2018	600,000	703,672
Covanta Holding Corp., 7.25%, 2020	1,120,000	1,181,086
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	680,000	756,500
Edison Mission Energy, 7%, 2017	885,000	513,300
EDP Finance B.V., 6%, 2018 (n)	1,625,000	1,415,187
Empresa de Energia de Bogota S.A., 6.125%, 2021 (n)	303,000	310,575
Enel Finance International S.A., 6%, 2039 (n)	560,000	476,244
Energy Future Holdings Corp., 10%, 2020	1,370,000	1,469,325
Energy Future Holdings Corp., 10%, 2020	2,955,000	3,184,013

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
GenOn Energy, Inc., 9.5%, 2018	$615,000	$581,175
GenOn Energy, Inc., 9.875%, 2020	1,410,000	1,311,300
NRG Energy, Inc., 7.375%, 2017	495,000	511,706
NRG Energy, Inc., 8.25%, 2020	1,775,000	1,748,375
System Energy Resources, Inc., 5.129%, 2014 (z)	719,527	735,126
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	415,000	313,325
Waterford 3 Funding Corp., 8.09%, 2017	1,086,408	1,073,979

		$21,577,636
Total Bonds		$646,247,969

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$680,000	$673,200

Floating Rate Loans (g)(r) - 0.4%
Aerospace - 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$446,657	$351,184

Broadcasting - 0.0%
Gray Television, Inc., Term Loan B, 3.8%, 2014	$194,638	$191,038

Financial Institutions - 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$401,312	$373,220

Oil Services - 0.1%
Samson Investment Co., Bridge Term Loan, 8%, 2012	$835,000	$835,000

Utilities - Electric Power - 0.1%
Dynegy Holdings, Inc., CoalCo. Term Loan, 9.25%, 2017	$115,535	$111,953
Dynegy Holdings, Inc., GasCo. Term Loan, 9.25%, 2017	173,302	176,273

		$288,226
Total Floating Rate Loans		$2,038,668

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	20,680	$154,893

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	8,368	$99,496
Total Common Stocks		$254,389

Preferred Stocks - 0.5%
Other Banks & Diversified Financials - 0.5%
Ally Financial, Inc., 7% (z)	480	$386,505
Ally Financial, Inc., “A”, 8.5%	82,686	1,728,964
GMAC Capital Trust I, 8.125%	28,250	626,868
Total Preferred Stocks		$2,742,337

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75%	14,670	$587,680

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	10,646,631	$10,646,631
Total Investments		$663,190,874

Other Assets, Less Liabilities - (16.2)%		(92,340,801)
Net Assets - 100.0%		$570,850,073

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $165,016,959, representing 28.9% of net assets.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARCap REIT, Inc., CDO, “H”, FRN, 1%, 2045	6/21/11	$9,587	$16
Abu Dhabi National Energy Co. PJSC (TAQA), 5.875%, 2021	12/05/11	318,464	331,200
Ally Financial, Inc., 7% (Preferred Stock),	4/13/11-4/14/11	450,000	386,505
American Media, Inc., 13.5%, 2018	12/22/10	33,125	25,469
Ardagh Packaging Finance PLC, 9.125%, 2020	1/19/12-1/20/12	649,856	676,700
Atlantic Power Corp., 9%, 2018	10/26/11-1/09/12	521,885	547,225
BBVA Continental, 5.75%, 2017	1/10/12	518,000	521,885
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022	1/26/12	408,420	424,772
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.87%, 2040	3/01/06	2,760,807	1,556,584
Braskem Finance Ltd., 5.75%, 2021	1/26/12	201,980	201,495
BreitBurn Energy Partners LP, 7.875%, 2022	1/11/12	536,334	535,000
CEVA Group PLC, 8.375%, 2017	1/27/12	929,416	912,975
Dematic S.A., 8.75%, 2016	4/19/11-1/24/12	1,426,965	1,429,150
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	762,558	766,325
Eileme 2 AB, 11.625%, 2020	1/19/12	907,447	942,613
Empresa Nacional del Petroleo, 4.75%, 2021	12/01/11	174,064	183,126
Falcon Franchise Loan LLC, FRN, 5.135%, 2025	1/29/03	208,448	329,435
First Union National Bank Commercial Mortgage Trust, FRN, 1.787%, 2043	12/11/03	975	501
Fresenius Medical Care Capital Trust III, 5.625%, 2019	1/17/12	365,000	374,581
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	1,854,747	1,824,382
GMAC LLC, FRN, 6.02%, 2033	11/17/00	650,358	1,108,497
Grupo Aval Ltd., 5.25%, 2017	1/25/12	384,902	391,451
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022	1/18/12	413,627	425,606
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-5/10/11	466,230	292,637
Hyundai Capital America, 4%, 2017	12/01/11	254,879	259,549

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Icahn Enterprises LP, 8%, 2018	1/06/12-1/27/12	$755,362	$763,600
Itau Unibanco Holding S.A., 6.2%, 2021	1/17/12	300,347	303,400
JBS USA LLC/JBS USA Finance, 8.25%, 2020	1/25/12	531,001	533,975
Level 3 Financing, Inc., 8.625%, 2020	1/10/12-1/11/12	410,536	420,250
Local TV Finance LLC, 9.25%, 2015	11/13/07-2/16/11	1,108,283	1,119,255
Millar Western Forest Products Ltd., 8.5%, 2021	7/27/11-8/15/11	156,521	142,500
Morgan Stanley Capital I, Inc., FRN, 1.381%, 2039	7/20/04	186,725	190,707
Multi Security Asset Trust, “A3”, 5%, 2035	10/12/10	1,802,797	1,831,129
Pacific Rubiales Energy Corp., 7.25%, 2021	12/16/11-1/05/12	1,759,107	2,012,248
Packaging Dynamics Corp., 8.75%, 2016	1/25/11-2/01/11	333,753	345,263
Petroleos Mexicanos, 4.875%, 2022	1/17/12	1,038,783	1,081,506
Physio-Control, Inc., 9.875%, 2019	1/30/12	644,547	660,400
Prestige Brands, Inc., 8.125%, 2020	1/24/12	105,000	108,938
Prudential Securities Secured Financing Corp., FRN, 7.316%, 2013	12/06/04	2,627,170	2,388,548
Republic of Lithuania, 6.625%, 2022	1/25/12	1,412,204	1,449,018
Republic of Romania, 6.75%, 2022	1/31/12	1,419,212	1,419,212
Sable International Finance Ltd., 8.75%, 2020	1/20/12	200,000	207,500
Sberbank of Russia, 6.125%, 2022	1/31/12	558,000	558,000
System Energy Resources, Inc., 5.129%, 2014	4/16/04	719,527	735,126
Urbi Desarrollos Urbanos S.A.B. de C.V., 9.75%, 2022	1/27/12	357,344	363,908
Volcan Compania Minera S.A.A., 5.675%, 2022	1/26/12	106,000	106,821
Xerium Technologies, Inc., 8.875%, 2018	5/20/11	420,000	369,600
Total Restricted Securities			$31,558,583
% of Net assets			5.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 1/31/12

Forward Foreign Currency Exchange Contracts at 1/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CNY	Deutsche Bank AG	16,934,000	5/16/12	$2,657,356	$2,683,124	$25,768
BUY	EUR	Barclays Bank PLC	1,840,488	4/12/12	2,342,905	2,407,984	65,079
BUY	EUR	Credit Suisse Group	1,840,488	4/12/12	2,342,702	2,407,984	65,282
SELL	EUR	UBS AG	18,005,510	3/15/12	24,092,272	23,554,493	537,779
BUY	MXN	JPMorgan Chase Bank N.A.	38,774,000	2/13/12	2,926,119	2,972,001	45,882
BUY	NOK	Credit Suisse Group	14,185	4/12/12	2,352	2,411	59
BUY	SGD	Barclays Bank PLC	2,865,000	4/12/12	2,248,470	2,278,010	29,540

							$769,389

Liability Derivatives
SELL	AUD	Westpac Banking Corp.	748,511	4/12/12	$759,374	$788,584	$(29,210)
SELL	CAD	Merrill Lynch International Bank	10,103,395	4/12/12	9,826,226	10,059,924	(233,698)
SELL	EUR	Deutsche Bank AG	315,000	4/12/12	402,242	412,127	(9,885)
SELL	EUR	JPMorgan Chase Bank N.A.	190,350	4/12/12	244,131	249,043	(4,912)
SELL	GBP	Barclays Bank PLC	1,180,051	4/12/12	1,821,204	1,858,451	(37,247)
SELL	GBP	Deutsche Bank AG	1,044,051	4/12/12	1,612,192	1,644,266	(32,074)
SELL	JPY	Credit Suisse Group	36,371,488	4/12/12	472,394	477,605	(5,211)
SELL	JPY	JPMorgan Chase Bank N.A.	891,529,567	4/12/12	11,584,173	11,706,951	(122,778)
SELL	SEK	Goldman Sachs International	1,094,947	4/12/12	157,526	160,459	(2,933)
SELL	SEK	Merrill Lynch International Bank	1,094,947	4/12/12	157,485	160,459	(2,974)

							$(480,922)

Futures Contracts Outstanding at 1/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	477	$63,083,250	March - 2012	$(1,096,559)
U.S. Treasury Bond 30 yr (Short)	USD	8	1,163,500	March - 2012	(20,717)

					$(1,117,276)

At January 31, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative

Supplemental Information (unaudited) – continued

instruments not reflected in total investments, such as futures and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,098,405	$386,505	$99,496	$3,584,406
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	14,590,030	—	14,590,030
Non-U.S. Sovereign Debt	—	153,608,880	—	153,608,880
Corporate Bonds	—	347,025,145	—	347,025,145
Residential Mortgage-Backed Securities	—	9,130,573	—	9,130,573
Commercial Mortgage-Backed Securities	—	20,930,418	—	20,930,418
Asset-Backed Securities (including CDOs)	—	5,325,023	—	5,325,023
Foreign Bonds	—	96,311,100	—	96,311,100
Floating Rate Loans	—	2,038,668	—	2,038,668
Mutual Funds	10,646,631	—	—	10,646,631
Total Investments	$13,745,036	$649,346,342	$99,496	$663,190,874

Other Financial Instruments
Futures	$(1,117,276)	$—	$—	$(1,117,276)
Forward Foreign Currency Exchange Contracts	—	288,467	—	288,467

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/11	$109,872
Change in unrealized appreciation (depreciation)	(10,376)
Sales	0
Balance as of 1/31/12	$99,496

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at January 31, 2012 is $(10,376).

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$638,820,572
Gross unrealized appreciation	$42,128,645
Gross unrealized depreciation	(17,758,343)
Net unrealized appreciation (depreciation)	$24,370,302

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	14,126,104	35,088,453	(38,567,926)	10,646,631

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,539	$10,646,631

Supplemental Information (unaudited) – continued

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2012, are as follows:

United States	55.5%
Brazil	3.7%
Canada	3.5%
Mexico	3.3%
Russia	3.1%
United Kingdom	2.7%
Indonesia	2.6%
Japan	2.1%
Italy	1.8%
Other Countries	21.7%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 19, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2012

*	Print name and title of each signing officer under his or her signature.